UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment(Check only one.):	[ ] is a restatement.
					[X] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:		C.S. McKee L.P.
Address:	One Gateway Center
		Pittsburgh, PA 15222

13F File Name:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:		Ulf A. Skreppen
Title:		Operations Manager
Phone: 		412-566-1234

Signature, Place and Date of signing:

Ulf A. Skreppen Pittsburgh, Pennsylvania September 27, 2002

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of other managers reporting for this manager:

I am signing this report as required by the securities exchange act of 1934.

FORM 13F SUMMARY PAGE Report Summary:
Number of other Included Managers: 0

Form 13F Information Table Entry Total:  18
Form 13F Information Table Value Total(thousands): $178,926

List of Other Included Managers: No.

13F File Number Name


FORM 13F INFORMATION TABLE
                                                         VALUE   SHARES/
SH/PUT/INVSTMT          -----VOTING AUTHORITY----
  NAME OF ISSUER                -TITLE OF CLASS---CUSIP--x$1000  PRN AMT
PRNCALLDSCRETN-MANAGERS-SOLE    SHARED  NONE
  BG PLC                        ADR (5          055434203     650
30000SH     SOLE                30000       0       0
  BLACKROCK ADV TRM T           R COMMON        09247A101     185
15800SH     SOLE                15800       0       0
  BLACKROCK STRATEGIC           COMMON          09247P108     729
74300SH     SOLE                57900       0   16400
  BLACKROCK BROAD INV           T COMMON        09247Q106      28
1800SH     SOLE                 1800       0       0
  COMVERSE TECHNOLOGY           COMMON          205862402     926
100000SH     SOLE               100000       0       0
  ELAN PLC                      ADR (1          284131208     656
120000SH     SOLE               120000       0       0
  HYPERION 2002 TRM T           R COMMON        448915108   27166
2744000SH     SOLE              2392800       0  351200
  JOHN HANCOCK BK&THR           SH BEN          409735107   16171
1900209SH     SOLE              1610859       0  289350
  MEVC DRAPER FISHER            COMMON          55271E105    4265
502400SH     SOLE               413300       0   89100
  NASDAQ 100 TR                 UNIT SE         631100104   17539
671980SH     SOLE               539480       0  132500
  NATIONS GOVT INC              COMMON          638583104   15985
1576400SH     SOLE              1448600       0  127800
  NATIONS GOV INC 200           4 COMMON        638584102   11554
1136100SH     SOLE              1064000       0   72100
  NIPPON TELEG & TEL            SP ADR          654624105    4118
200000SH     SOLE               200000       0       0
  SCOTTISH POWER PLC            SP ADR(         81013T705     856
40000SH     SOLE                40000       0       0
  SHELL TRANSPT&TRDG            NEW YOR         822703609    1800
40000SH     SOLE                40000       0       0
  TCW/DW TERM TR 2002           SH BEN          87234T101   27892
2623900SH     SOLE              2160300       0  463600
  TCW/DW TERM TR 2003           SH BEN          87234U108   47106
4377850SH     SOLE              3761450       0  616400
  TAIWAN SEMICONDUCTO           R SP ADR(       874039100    1300
100000SH     SOLE               100000       0       0

